Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Revenues
The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the periods presented:

(U.S. Dollars in millions)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Royal Dutch Shell Plc (1)	$311.3 or 25%	$327.6 or 23%	$338.2 or 31%
Equinor ASA (formerly Statoil ASA) (2)	$170.8 or 13%	$182.1 or 13%	$114.5 or 10%
Petroleo Brasileiro S.A.(1)	— (3)	$254.8 or 18%	$190.7 or 17%
Premier Oil (4)	— (3)	— (3)	$113.5 or 10%

(1)	Shuttle tanker and FPSO segments.

(2)	Shuttle tanker and FSO segments.

(3)	Percentage of consolidated revenue was less than 10%.

(4)	FPSO segment.

Segment Results as Presented in Consolidated Financial Statements
The following tables include results for the Partnership’s FPSO unit segment; shuttle tanker segment; FSO unit segment; UMS segment; towage segment; and conventional tanker segment for the periods presented in these consolidated financial statements:

Year ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Corporate/Eliminations(2)	Total
Revenues	492,658	549,587	140,117	2,940	74,726	7,972	—	1,268,000
Voyage expenses	—	(86,519)	(800)	(76)	(37,530)	(4,985)	—	(129,910)
Vessel operating expenses	(227,873)	(126,433)	(42,597)	(1,216)	(28,832)	—	—	(426,951)
Time-charter hire expenses	—	(40,108)	—	—	—	(4,319)	—	(44,427)
General and administrative(1)	(40,846)	(20,788)	(4,006)	(6,100)	(4,401)	(104)	—	(76,245)
Realized loss on foreign currency forward contracts	—	—	—	—	—	—	(5,054)	(5,054)
Adjusted EBITDA from equity-accounted vessels	97,849	—	—	—	—	—	—	97,849
Adjusted EBITDA attributable to non-controlling interests	—	(10,864)	(500)	—	—	—	—	(11,364)
Adjusted EBITDA	321,788	264,875	92,214	(4,452)	3,963	(1,436)	(5,054)	671,898
Equity income	32,794	—	—	—	—	—	—	32,794
Investment in joint ventures	234,627	—	—	—	—	—	—	234,627
Expenditures for vessels and equipment, including advances on newbuilding contracts(3)	8,284	185,156	6,967	922	110	—	—	201,439
Expenditures for dry docking	—	11,902	—	—	1,644	—	—	13,546

Year ended December 31, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Corporate/Eliminations(2)	Total
Revenues(4)	533,186	636,413	136,557	36,536	53,327	21,325	(920)	1,416,424
Voyage expenses	—	(109,796)	(769)	(47)	(28,925)	(12,453)	182	(151,808)
Vessel operating expenses	(214,623)	(149,226)	(42,913)	(3,679)	(27,346)	—	116	(437,671)
Time-charter hire expenses	—	(36,421)	—	—	—	(16,195)	—	(52,616)
General and administrative(1)	(34,052)	(21,763)	(2,174)	(3,547)	(3,531)	(360)	—	(65,427)
Restructuring charge	(1,520)	—	—	—	—	—	—	(1,520)
Realized loss on foreign currency forward contracts	—	—	—	—	—	—	(1,228)	(1,228)
Adjusted EBITDA from equity-accounted vessels	92,637	—	—	—	—	—	—	92,637
Adjusted EBITDA attributable to non-controlling interests	—	(15,593)	(677)	—	—	—	—	(16,270)
Adjusted EBITDA	375,628	303,614	90,024	29,263	(6,475)	(7,683)	(1,850)	782,521
Equity income	39,458	—	—	—	—	—	—	39,458
Investment in joint ventures	212,202	—	—	—	—	—	—	212,202
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs(3)	54,371	147,540	6,987	—	24,838	—	—	233,736
Expenditures for dry docking	—	22,135	—	—	1,467	—	—	23,602

Year ended December 31, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Corporate/Eliminations(2)	Total
Revenues	458,388	536,852	66,901	4,236	38,771	14,022	(8,886)	1,110,284
Voyage expenses	—	(80,964)	(1,172)	(1,152)	(17,727)	(359)	1,930	(99,444)
Vessel operating (expenses) recoveries	(149,153)	(129,517)	(25,241)	(33,656)	(21,074)	10	5,067	(353,564)
Time-charter hire expenses	—	(62,899)	—	—	(925)	(16,491)	—	(80,315)
General and administrative(1)	(33,046)	(17,425)	(1,864)	(5,068)	(4,486)	(360)	—	(62,249)
Restructuring charge	(450)	(210)	—	(2,004)	—	—	—	(2,664)
Realized gain on foreign currency forward contracts	—	—	—	—	—	—	900	900
Adjusted EBITDA from equity-accounted vessels	33,360	—	—	—	—	—	—	33,360
Adjusted EBITDA attributable to non-controlling interests	—	(23,035)	(879)	—	—	—	—	(23,914)
Adjusted EBITDA	309,099	222,802	37,745	(37,644)	(5,441)	(3,178)	(989)	522,394
Equity income	14,442	—	—	—	—	—	—	14,442
Investment in joint ventures	169,875	—	—	—	—	—	—	169,875
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs(3)	193,817	216,157	88,039	3,931	31,316	—	—	533,260
Expenditures for dry docking	—	16,323	199	—	661	—	—	17,183

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	Includes revenues and expenses earned and incurred between segments of the Partnership, during the years ended December 31, 2018 and 2017.

(3)
Expenditures for vessels and equipment, including advances on newbuilding contracts for the year ended December 31, 2019 includes: Shuttle Tanker Segment - installment payments on the seven shuttle tanker newbuildings (see note 14c).

Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs for the year ended December 31, 2018 includes: FPSO Segment - upgrade costs on the Petrojarl I FPSO unit; Shuttle Tanker Segment - the final East Coast of Canada newbuilding installment payment and installment payments on six Shuttle Spirit shuttle tanker newbuildings (see note 14c); Towage Segment - the final installment payment on one newbuilding towage and offshore installation vessel.

Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs for the year ended December 31, 2017 includes: FPSO Segment - upgrade costs on the Petrojarl I FPSO unit; Shuttle Tanker Segment - installment payments on the three East Coast of Canada shuttle tanker newbuildings and two Shuttle Spirit shuttle tanker newbuildings (see note 14c); FSO Segment - conversion costs on the Randgrid FSO unit; Towage Segment - installment payments on three newbuilding towage and offshore installation vessels.

(4)
Includes revenues of $55.0 million and $36.5 million in the Shuttle Tanker and UMS segments, respectively, during the year ended December 31, 2018 related to a settlement agreement with Petrobras and Petroleo Netherlands B.V. - PNBV S.A. (or Petrobras) in relation to the previously-terminated charter contracts of the HiLoad DP unit and Arendal Spirit UMS (see note 5).

The following table includes reconciliations of Adjusted EBITDA to net loss for the periods presented in these consolidated financial statements:

	Year ended December 31, 2019 $	Year ended December 31, 2018 $	Year ended December 31, 2017 $
Adjusted EBITDA	671,898	782,521	522,394
Depreciation and amortization(1)	(349,379)	(372,290)	(309,975)
(Write-down) and gain on sale of vessels(2)	(332,125)	(223,355)	(318,078)
Interest expense	(205,709)	(199,395)	(154,890)
Interest income	5,111	3,598	2,707
Realized and unrealized (loss) gain on derivative instruments(3)	(80,141)	14,036	(43,753)
Foreign currency exchange gain (loss)	2,193	(9,413)	(14,006)
Losses on debt repurchases	—	(55,479)	(3,102)
Other (expense) income - net	(1,225)	(4,602)	14,167
Expenses and losses relating to equity accounted investments(4)	(65,055)	(53,179)	(18,918)
Adjusted EBITDA attributable to non-controlling interests	11,364	16,270	23,914
Loss before income tax (expense) recovery	(343,068)	(101,288)	(299,540)
Income tax (expense) recovery	(7,827)	(22,657)	98
Net loss	(350,895)	(123,945)	(299,442)

(1)
Depreciation and amortization by segment for the year ended December 31, 2019 is as follows: FPSO $145.9 million, Shuttle Tanker $134.3 million, FSO $41.7 million, UMS $6.6 million and Towage $20.9 million. Depreciation and amortization by segment for the year ended December 31, 2018 is as follows: FPSO $145.5 million, Shuttle Tanker $155.9 million, FSO $44.1 million, UMS $6.6 million, Towage $20.3 million and eliminations of amounts incurred between segments of ($0.1) million. Depreciation and amortization by segment for the year ended December 31, 2017 is as follows: FPSO $143.6 million, Shuttle Tanker $125.6 million, FSO $19.4 million, UMS $6.6 million, Towage $15.6 million and eliminations of amounts incurred between segments of ($0.8) million.

(2)
(Write-down) and gain on sale of vessels by segment for the year ended December 31, 2019 is as follows: FPSO ($227.4) million, Shuttle Tanker ($0.9) million, FSO $11.2 million, UMS ($115.0) million. (Write-down) and gain on sale of vessels by segment for the year ended December 31, 2018 is as follows: FPSO ($180.2) million, Shuttle Tanker ($43.2) million. (Write-down) and gain on sale of vessels by segment for the year ended December 31, 2017 is as follows: FPSO ($265.2) million, Shuttle Tanker ($51.7) million, FSO ($1.1) million.

(3)	Excludes the realized gain (loss) on foreign currency forward contracts.

(4)
Includes depreciation and amortization, interest expense, interest income, realized and unrealized gain (loss) on derivative instruments, foreign currency exchange gain (loss) and income tax expense relating to equity accounted investments. The sum of (a) Adjusted EBITDA from equity-accounted vessels as presented in the tables above as part of the results for the Partnership’s reportable segments and (b) expenses and gains (losses) relating to equity accounted investments from this table equals the amount of equity income included on the Partnership's consolidated statements of loss.

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2019 $	December 31, 2018 $
FPSO segment	1,913,420	2,279,277
Shuttle tanker segment	1,778,073	1,684,887
FSO segment	425,694	463,647
Towage segment	390,895	419,000
UMS segment	101,009	220,509
Conventional tanker segment	—	4,259
Unallocated:
Cash and cash equivalents and restricted cash	306,256	233,580
Other assets	7,920	6,893
Consolidated total assets	4,923,267	5,312,052